Related Party Transactions (Tables)	12 Months Ended
Jun. 30, 2015
Related Party Transactions [Abstract]
Schedule of other receivables related parties
Name of related parties	Relationship	Nature of transactions	June 30, 2015	June 30, 2014

Liping Zhai	Relative of founder and member of management	Employee advance for travel and business expenses	$-	$3,148
Henan Juhe Industrial Co., Ltd. (1)	Owned by founder	Loan to founder's entity for funding business development activities	-	933,460
Total			$-	$936,608

Schedule of other payables related parties

Name of related parties	Relationship	Nature of transactions	June 30, 2015	June 30, 2014

Yulong Zhu (1)	Founder	Loan from founder for operating cash flows	$2,342,541	$9,418,968
Henan Yuliang Hotel Co., Ltd.	Owned by founder	Loan from founder's entity for operating cash flows	21,281	182,000
Lei Zhu (2)	Relative of founder	Loan from relative of founder for operating cash flow	220,282	381,167
Hu Zhu	Relative of founder	Loan from relative of founder for operating cash flow	-	975
Total			2,584,104	9,983,110
Total other payables - related parties - current			(2,584,104)	(182,000)
Total other payables - related parties - non-current			$-	$9,801,110

Schedule of non cash transactions related parties
Name of related parties	June 30, 2014	Repayments from related parties	Non-cash items (1)	Effective of exchange rate	June 30, 2015

Liping Zhai	3,148	(3,155)	-	7	-
Juhe Industrial	933,460	(23,518)	(912,240)	2,298	-
Total	$936,608	$(26,673)	$(912,240)	$2,305	$-